Income taxes (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended																		36 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong SAR	Dec. 31, 2012 United States	Dec. 31, 2012 United States California	Dec. 31, 2012 Luxemburg	Dec. 31, 2012 Germany	Dec. 31, 2012 JA International	Dec. 31, 2011 JA International	Dec. 31, 2010 JA International	Dec. 31, 2007 Foreign-owned operating subsidiaries People's Republic of China	Dec. 31, 2012 JA Hebei	Dec. 31, 2010 JA Hebei People's Republic of China	Dec. 31, 2009 JA Hebei People's Republic of China	Dec. 31, 2008 JA Hebei People's Republic of China	Dec. 31, 2007 JA Hebei People's Republic of China	Dec. 31, 2006 JA Hebei People's Republic of China	Dec. 31, 2012 JA Hebei People's Republic of China	Dec. 31, 2013 JA Yangzhou People's Republic of China	Dec. 31, 2012 JA Yangzhou People's Republic of China	Dec. 31, 2013 JA Lianyungang People's Republic of China	Dec. 31, 2013 JA Fengxian People's Republic of China	Dec. 31, 2014 JA Wafer R&D People's Republic of China Subsequent tax period
Income taxes
Foreign state income tax rate (as a percent)												30.00%
Foreign local income tax rate (as a percent)												3.00%
Tax exemption period following first profit-making year												2 years					2 years	2 years
Reduction of FEIT for 3 years following exemption period (as a percent)												50.00%		50.00%	50.00%	50.00%
Reduction of FEIT by 50% following exemption period												3 years
Tax reduction, required operational period more than												10 years
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%																15.00%	15.00%		15.00%	15.00%	15.00%
Preferential income tax rate, renewal period	3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%	10.00%	10.00%
Dividend declared													107,804								210,637
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)	10.00%
Withholding tax paid and recorded as income tax expenses	21,064
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	2,495,613	3,420,287
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	249,561	342,029
Uniform tax rate (as a percent)	(25.00%)	(25.00%)	25.00%
Uniform tax rate (as a percent)				16.50%	35.00%		28.80%	15.00%
Effective income tax rate (as a percent)								32.98%
State income tax rate (as a percent)						8.84%
Solidarity surcharge tax rate (as a percent)								5.50%
Trade income tax rate (as a percent)								17.15%
Tax benefit/(expense):
Current tax	(101,975)	(63,410)	(289,522)
Deferred tax	1,350	5,587	36,815						0	0	0
Total	(100,625)	(57,823)	(252,707)	0									(82,549)
Temporary differences:
Pre-operating expenses	303	3,841
Amortization of intangible assets	2,054	281
Accrued warranty costs	19,294	11,333
Accrued expenses	23,074	13,009
Net loss carried forward	293,861	111,883
Depreciation of property, plant and equipment	92,235	41,896
Inventory write-down and idle capacity charges	22,367	32,821
Allowance for doubtful accounts	59,979	4,427
Allowance for advance to suppliers	31,199	14,123
Impairment loss on property, plant and equipment	120,357	62,304
Loss for equity investment in a joint venture	6,795
Others	24,607	9,628
Deferred tax assets	696,125	305,546
Temporary differences:
Capitalized interest	(25,614)	(10,691)
Deferred tax liabilities	(25,614)	(10,691)
Less: valuation allowance	(576,541)	(202,235)
Deferred tax assets-net	93,970	92,620
Deferred tax assets are analyzed as:
Current	20,031	39,851
Non-Current	99,553	63,460
Total	119,584	103,311
Deferred tax liability are analyzed as:
Non-Current	(25,614)	(10,691)
Deferred tax liabilities	(25,614)	(10,691)
Deferred tax assets-net	93,970	92,620